TAXES ON INCOME (Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ (992)	$ (2,182)	$ (2,608)
Foreign	(337)	3,807	2,678
Income (loss) before income taxes	$ (1,329)	$ 1,625	$ 70